Principal accounting policies - Schedule of Property and Equipment Estimated Useful Lives and Residual Rate (Details)	Dec. 31, 2024
Servers, computers and equipment
Property, Plant and Equipment
Residual rate	0.00%
Servers, computers and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Servers, computers and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	4 years
Leasehold improvements
Property, Plant and Equipment
Residual rate	0.00%
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Office furniture and others | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Residual rate	0.00%
Office furniture and others | Maximum
Property, Plant and Equipment
Estimated useful lives	5 years
Residual rate	5.00%